Inventories (Details) - Schedule of Inventories consisted - USD ($)		Sep. 30, 2020	Sep. 30, 2019
Schedule of Inventories consisted [Abstract]
Finished goods	[1]	$ 610,751	$ 394,200
Raw materials	[2]	237,453	2,415,320
Others		19,548	998
Inventories		$ 867,752	$ 2,810,518

[1]	Finished goods includes battery packs and e-bicycles.
[2]	Raw materials mainly include battery cells purchased by the Company for battery packs assembling and e-bicycles production.